Fees Summary	Jul. 16, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 49,898,437.50
Previously Paid Amount	1,506.89
Total Fee Amount	6,890.99
Total Offset Amount	1,393.21
Net Fee	$ 3,990.89